Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) - 20F	12 Months Ended
Dec. 31, 2015
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) [Abstract]
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Balance Sheets
December 31, 2015 and 2014
(In thousands of US Dollars, except for share and per share data)

	2015	2014
ASSETS
Current assets:
Cash and cash equivalents	2,078	2,578
Restricted cash	50	-
Other current assets	24	42
Total current assets	2,152	2,620

Non-current assets:
Investments in subsidiaries*	21,613	271
Total non-current assets	21,613	271

TOTAL ASSETS	23,765	2,891

LIABILITIES AND STOCKHOLDERS EQUITY
Current liabilities:
Current portion of convertible promissory notes	103	-
Trade accounts and other payables	171	100
Accrued liabilities	176	115
Total current liabilities	450	215

Non-current liabilities:
Long-term portion of convertible promissory notes	31	-
Total liabilities	481	215

Commitments and contingencies	-	-

STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	-	-
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively	2	-
Additional paid-in capital	337,121	307,559
Accumulated deficit	(313,839)	(304,883)
Total Stockholders' equity	23,284	2,676
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	23,765	2,891

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)

Statements of Income / (Loss)

For the years ended December 31, 2015, 2014 and 2013

(In thousands of US Dollars, except for share and per share data)

	2015	2014	2013
Expenses:
General and administration expenses	(1,256)	(1,123)	(1,958)
Operating loss	(1,256)	(1,123)	(1,958)

Other (expenses) / income, net:
Interest and finance cost – related party	(399)	-	-
Other, net	(9)	8	1
Total other (expenses) / income, net	(408)	8	1

Equity in (loss)/earnings of subsidiaries*	(7,292)	81,463	12,864

Net (loss) / income	(8,956)	80,348	10,907

Net (loss) / income per common share
Basic and diluted	(0.83)	30.06	4.56
Weighted average common shares outstanding
Basic	10,773,404	2,672,945	2,391,628
Diluted	10,773,404	2,672,950	2,391,885

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Statements of Cash Flows
For the years ended December 31, 2015, 2014 and 2013
(In thousands of US Dollars)

	2015	2014	2013
Net cash used in operating activities	(1,202)	(1,195)	(2,806)

Cash flows used in investing activities:
Investments in subsidiaries	(28,633)	(2,198)	-
Net cash used in investing activities	(28,633)	(2,198)	-

Cash flows from financing activities:
Net proceeds from issuance of common stock	13,820	3,204	-
Proceeds from convertible promissory notes	15,765	-	-
Repayments of convertible promissory notes	(200)	-	-
Restricted cash retained	(50)	-	-
Due to subsidiaries	-	-	5,198
Net cash provided by financing activities	29,335	3,204	5,198

Net (decrease) / increase in cash and cash equivalents	(500)	(189)	2,392
Cash and cash equivalents at beginning of period	2,578	2,767	375
Cash and cash equivalents at end of period	2,078	2,578	2,767

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	222	-	-

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Notes To The Condensed Financial Statements
(All amounts in footnotes in thousands of US Dollars)

1.            Basis of Presentation
In the parent-company-only condensed financial statements, the Parent Company's (the "Company") investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company did not receive cash dividends from its subsidiaries during the years ended December 31, 2015, 2014 and 2013.
The parent-company-only condensed financial statements should be read in conjunction with the Company's consolidated financial statements.
2.            Convertible Promissory Notes
On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 (adjusted for the reverse stock split discussed in Note 1 of the consolidated financial statements according to the terms of the convertible note) per share. The Company has the right to defer up to three consecutive installments to the balloon installment. As of the date of this annual report the Company has deferred the installment due for payment on March 19, 2016 to the balloon installment.
On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit is reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 (adjusted for the reverse stock split discussed in Note 1 of the consolidated financial statements according to the terms of the convertible note) per share. On December 1, 2015, the unsecured revolving convertible promissory note was amended, increasing the maximum principal amount available to be drawn to $9,765. On December 14, 2015, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $11,765, while also increasing the amount by which the Applicable Limit will be reduced from $1,000 to $2,000. The Company has drawn down the entire $11,765 as of December 31, 2015.
See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.
3.            Guarantee
All of the Company's vessel-owning subsidiaries have long-term facilities. Under the terms of the loan agreements, the Company has guaranteed the payment of all principal and interest. In the event of a default under the loan agreements, the Company will be directly liable to the lenders. The facilities mature at various times between 2020 and 2021. The maximum potential amount that the Company could be liable for under the guarantee as of December 31, 2015 is $178,447.
See Note 8 "Long-Term Debt" to the consolidated financial statements for further information.